Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Schedule of financial amounts of instruments, whose contract amounts represent credit risks	At December 31, 2025, the following financial amounts of instruments, whose contract amounts represent credit risks, were outstanding (in thousands):

Commitments to extend credit	$3,546,508
Credit card lines	$13,356
Standby letters of credit	$134,581
Commercial letters of credit	$1,000